PREPAID EXPENSES AND OTHER CURRENT AND NON-CURRENT ASSETS (Tables)	12 Months Ended
Dec. 31, 2025
PREPAID EXPENSES AND OTHER CURRENT AND NON-CURRENT ASSETS
Schedule of Prepaid expenses and other current and non-current assets

	As of December 31,
	2024	2025
	RMB	RMB
Current assets
Prepaid marketing expenses(1)	25,648	9,462
Deposits	2,829	2,741
VAT recoverable (2)	992	1,179
Other miscellaneous prepaid expenses	6,322	8,368
Total	35,791	21,750
Non-current assets
Prepaid marketing expenses(1)	18,672	21,663
Deferred offering costs(3)	—	1,512
Deposits	1,604	1,452
Other miscellaneous prepaid expenses	73	—
Total	20,349	24,627

(1)	The Group entered marketing and promotion service agreements with total contract price of RMB 46,410. The Group recorded the marketing and promotion expenses when services are provided and fulfilled. The portion of prepaid marketing expenses is expected to be utilized within the next 12 months is classified as prepaid expenses and other current assets, while the remaining balance is included in other non-current assets on the consolidated balance sheets.
(2)	VAT recoverable represented the balances that the Group can utilize to deduct its VAT liabilities.
(3)	Deferred offering costs represent consent letters fee, legal expenses, and printer fees incurred through the reporting date that are directly related to an anticipated offering and that will be charged as a reduction against additional paid-in capital upon the completion of the offering.